UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	9/30/19

Item 1 - Schedule of Investments - September 30, 2019 (Unaudited) (Dollar Amounts in Thousands)

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(Note 1)

CORPORATE DEBT SECURITIES - 120.47% (d)(f)
Aerospace & Defense - 1.48%
10	Bombardier, Inc., Senior Notes,
	6%, 10/15/22 (g)	Caa1	10
885	Bombardier, Inc., Senior Notes,
	8.75%, 12/01/21 (g)	Caa1	961
485	F-Brasile S.p.A., Senior Notes,
	7.375%, 08/15/26 (g)	B2	501
1,830	Transdigm Holdings UK, plc, Senior Notes,
	6.25%, 03/15/26 (g)	Ba3	1,963
			3,435
Airlines - .06%
71	American Airlines Group, Senior Notes,
	5.625%, 07/15/22 (g)	(e)	73
55	United Continental Holdings, Senior Notes,
	5%, 02/01/24	Ba3	58
			131
Automotive - 2.04%
1,006	Ford Motor Credit Company, LLC, Senior Notes,
	5.75%, 02/01/21	Baa3	1,040
2,690	Panther BF Aggregator 2 L.P., Senior Notes,
	8.50%, 05/5/27 (g)	B3	2,720
1,080	Tesla Inc., Senior Notes,
	5.30%, 08/15/25 (g)	Caa1	969
			4,729
Broadcasting - 6.88%
675	Clear Channel Outdoor Holdings, Inc., Senior Notes,
	5.125%, 08/15/27 (g)	B1	704
1,987	Clear Channel Worldwide Holdings, Inc., Senior Subordinated
	Notes, 9.25%, 02/15/24 (g)	Caa2	2,176
795	Diamond Sports Group, LLC, Senior Notes,
	6.625%, 08/15/27 (g)	B2	824
1,205	Diamond Sports Group, LLC, Senior Notes,
	5.375%, 08/15/26 (g)	Ba2	1,250
240	iHeart Communications, Inc., Senior Notes,
	5.25%, 08/15/27 (g)	B1	250
128	iHeart Communications, Inc., Senior Notes,
	6.375%, 05/01/26	B1	138
2,612	iHeart Communications, Inc., Senior Notes,
	8.375%, 05/01/27	Caa1	2,821
800	Lionsgate Capital Holdings LLC, Senior Notes,
	6.375%, 02/01/24 (g)	B2	843
1,365	MDC Partners, Inc., Senior Notes,
	6.50%, 05/01/24 (g)	B3	1,244
630	Nexstar Broadcasting, Inc., Senior Notes,
	5.625%, 08/01/24 (g)	B3	655
550	Nexstar Escrow, Inc., Senior Notes,
	5.625%, 07/15/27 (g)	B3	576
445	Outfront Media Capital, LLC, Senior Notes,
	5%, 08/15/27 (g)	B1	467
360	Scripps Company, Senior Notes,
	5.875%, 07/15/27 (g)	B3	366
560	Sirius XM Radio, Inc., Senior Notes,
	4.625%, 07/15/24 (g)	Ba3	580

620	Sirius XM Radio, Inc., Senior Notes,
	5%, 08/01/27 (g)	Ba3	641
800	Tegna, Inc, Senior Notes,
	5%, 09/15/29 (g)	Ba3	809
700	Townsquare Media, Inc., Senior Notes,
	6.50%, 04/01/23 (g)	B3	698
930	Univision Communications, Senior Notes,
	5.125%, 05/15/23 (g)	B2	928
			15,970
Building & Real Estate - .40%
425	Taylor Morrison Communities, Inc., Senior Notes,
	5.875%, 04/15/23 (g)	Ba3	454
470	Weekley Homes LLC, Senior Notes,
	6.625%, 08/15/25	B3	472
			926
Building Products - .87%
680	ABC Supply Company, Inc., Senior Notes,
	5.875%, 05/15/26 (g)	B3	711
295	New Enterprise Stone and Lime Company, Inc., Senior Notes,
	6.25%, 03/15/26 (g)	B1	301
470	PGT Innovations, Inc., Senior Notes,
	6.75%, 08/01/26 (g)	B2	507
290	Summit Materials LLC, Senior Notes,
	5.125%, 06/01/25 (g)	B3	297
200	Summit Materials LLC, Senior Notes,
	6.50%, 03/15/27 (g)	B3	214
			2,030
Cable Operators - 15.29%
1,600	Altice Financing S.A., Senior Notes,
	7.50%, 05/15/26 (g)	B2	1,696
810	Altice France S.A., Senior Notes,
	5.50%, 01/15/28 (g)	B2	817
1,400	Altice France S.A., Senior Notes,
	7.375%, 05/01/26 (g)	B2	1,496
605	Altice France S.A., Senior Notes,
	8.125%, 02/01/27 (g)	B2	668
2,890	Altice Luxembourg S.A., Senior Notes,
	7.625%, 02/15/25 (g)	Caa1	2,998
60	Altice Luxembourg S.A., Senior Notes,
	7.75%, 05/15/22 (g)	Caa1	61
1,120	Altice Luxembourg S.A., Senior Notes,
	10.50%, 05/15/27 (g)	Caa1	1,260
475	C&W Senior Financing Designated Activity, Senior Notes,
	6.875%, 09/15/27 (g)	B2	491
2,260	CCO Holdings, LLC, Senior Notes,
	5.00%, 02/01/28 (g)	B1	2,336
1,658	CCO Holdings, LLC, Senior Notes,
	5.125%, 05/01/27 (g)	B1	1,728
660	CCO Holdings, LLC, Senior Notes,
	5.375%, 06/01/29 (g)	B1	703
1,130	CCO Holdings, LLC, Senior Notes,
	5.50%, 05/01/26 (g)	B1	1,182
865	CSC Holdings, LLC, Senior Notes,
	5.75%, 01/15/30 (g)	B3	904
1,210	CSC Holdings, LLC, Senior Notes,
	6.50%, 02/01/29 (g)	Ba3	1,343

1,300	CSC Holdings, LLC, Senior Notes,
	6.625%, 10/15/25 (g)	Ba3	1,389
605	CSC Holdings, LLC, Senior Notes,
	7.50%, 04/01/28 (g)	B3	682
1,215	CSC Holdings, LLC, Senior Notes,
	7.75%, 07/15/25 (g)	B3	1,305
1,135	CSC Holdings, LLC, Senior Notes,
	10.875%, 10/15/25 (g)	B3	1,283
855	Dish DBS Corporation, Senior Notes,
	5.875%, 11/15/24	B1	844
835	Dish DBS Corporation, Senior Notes,
	7.75%, 07/01/26	B1	848
555	GCI LLC, Senior Notes,
	6.625%, 06/15/24 (g)	B3	599
770	Netflix, Inc., Senior Notes,
	5.375%, 11/15/29 (g)	Ba3	803
1,555	Netflix, Inc., Senior Notes,
	5.875%, 11/15/28	Ba3	1,687
2,625	Netflix, Inc., Senior Notes,
	6.375%, 05/15/29 (g)	Ba3	2,901
665	Radiate Holdco, Senior Notes,
	6.875%, 02/15/23 (g)	(e)	684
615	UPCB Finance IV Ltd, Senior Notes,
	5.375%, 01/15/25 (g)	Ba3	633
310	Videotron Ltee, Senior Notes,
	5%, 07/15/22	Ba1	327
355	Videotron Ltee, Senior Notes,
	5.125%, 04/15/27 (g)	Ba1	375
485	Virgin Media Finance, Plc, Senior Notes,
	6%, 10/15/24 (g)	B2	500
490	Virgin Media Secured Finance, Plc, Senior Notes,
	5.25%, 01/15/26 (g)	Ba3	503
490	Virgin Media Secured Finance, Plc, Senior Notes,
	5.50%, 08/15/26 (g)	Ba3	513
1,186	VTR Finance B.V., Senior Notes,
	6.875%, 01/15/24 (g)	B1	1,220
695	Ziggo Bond Finance B.V., Senior Notes,
	6%, 01/15/27 (g)	B3	725
			35,504
Chemicals - 3.46%
1,065	Consolidated Energy Finance, Senior Notes,
	6.50%, 05/15/26 (g)	B1	1,044
420	Consolidated Energy Finance, Senior Notes,
	6.875%, 06/15/25 (g)	B1	422
1,440	CVR Partners, L.P., Senior Notes,
	9.25%, 06/15/23 (g)	B2	1,503
540	Element Solutions, Inc., Senior Notes,
	5.875%, 12/01/25 (g)	B2	565
1,520	Kissner Holdings L.P., Senior Notes,
	8.375%, 12/01/22 (g)	B3	1,581
200	Kraton Polymers LLC, Senior Notes,
	5.25%, 05/15/26 (g)(EUR)	B3	229
1,225	Kraton Polymers LLC, Senior Notes,
	7%, 04/15/25 (g)	B3	1,274
630	Neon Holdings, inc., Senior Notes,
	10.125%, 04/01/26 (g)	B3	634
780	OCI N.V., Senior Notes,
	6.625%, 04/15/23 (g)	B1	792
			8,044

Consumer Products - 1.45%
605	Avon International, Operating Company, Senior Notes,
	7.875%, 08/15/22 (g)	Ba1	629
235	Energizer Holdings, Inc., Senior Notes,
	7.75%, 01/15/27 (g)	B2	261
950	Prestige Brands, Inc., Senior Notes,
	6.375%, 03/01/24 (g)	Caa1	990
670	Tempur Sealy International, Inc., Senior Notes,
	5.50%, 06/15/26	B1	699
775	Tempur Sealy International, Inc., Senior Notes,
	5.625%, 10/15/23	B1	797
			3,376
Container - 2.20%
975	Ardagh Packaging Finance plc, Senior Notes,
	5.25%, 08/15/27 (g)	B3	986
500	Ardagh Packaging Finance plc, Senior Notes,
	6%, 02/15/25 (g)	B3	523
155	Berry Global Escrow Corporation, Senior Notes,
	5.625%, 07/15/27 (g)	B2	160
100	Crown Cork and Seal Company, Inc., Senior Notes,
	7.375%, 12/15/26	B1	121
383	Kleopatra Holdings 1 S.C.A., Senior Notes,
	8.50%, 06/30/23 (k)(EUR)	(e)	228
865	Mauser Packaging Solutions, Senior Notes,
	7.25%, 04/15/25 (g)	Caa2	825
325	Pactiv Corporation, Senior Notes,
	7.95%, 12/15/25	Caa1	351
1,235	Reynolds Group Issuer, Inc., Senior Notes,
	7%, 07/15/24 (g)	Caa1	1,278
100	Trivium Packaging Finance B.V., Senior Notes,
	3.75%, 08/15/26 (g)(EUR)	B2	115
295	Trivium Packaging Finance B.V., Senior Notes,
	5.50%, 08/15/26 (g)	B2	310
200	Trivium Packaging Finance B.V., Senior Notes,
	8.50%, 08/15/27 (g)	Caa2	217
			5,114
Energy - 16.06%
633	Archrock Partners, Senior Notes,
	6%, 10/01/22	B3	641
555	Archrock Partners, Senior Notes,
	6.875%, 04/01/27 (g)	B2	588
757	Berry Petroleum Company, LLC, Senior Notes,
	7%, 02/15/26 (g)	B3	723
160	Bruin E&P Partners, LLC, Senior Notes,
	8.875%, 08/01/23 (g)	Caa1	119
985	Carrizo Oil & Gas, Inc., Senior Notes,
	6.25%, 04/15/23	B2	931
905	Carrizo Oil & Gas, Inc., Senior Notes,
	8.25%, 07/15/25	B2	880
795	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	5.125%, 06/30/27	Ba2	871
525	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	5.875%, 03/31/25	Ba2	584
800	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	7%, 06/30/24	Ba2	919
760	Cheniere Energy Partners, L.P., Senior Notes,
	4.50%, 10/01/29 (g)	Ba2	778
275	Cheniere Energy Partners, L.P., Senior Notes,
	5.625%, 10/01/26	Ba2	291

1,015	Chesapeake Energy Corporation, Senior Notes,
	8%, 06/15/27	B2	685
505	Citgo Holding, Inc., Senior Notes,
	9.25%, 08/01/24 (g)	Caa1	533
255	Covey Park Energy, LLC, Senior Notes,
	7.50%, 05/15/25 (g)	B3	204
1,190	CrownRock, L.P., Senior Notes,
	5.625%, 10/15/25 (g)	B2	1,196
156	CSI Compressco LP, Senior Notes,
	7.25%, 08/15/22	Caa2	141
580	CSI Compressco LP, Senior Notes,
	7.50%, 04/01/25 (g)	B1	571
795	DCP Midstream, LLC, Senior Notes,
	6.75%, 09/15/37 (g)	Ba2	835
650	DCP Midstream, LLC, Senior Notes,
	7.375%, (h)	B1	624
470	DCP Midstream, LLC, Senior Notes,
	8.125%, 08/16/30	Ba2	586
465	Endeavor Energy Resources, L.P., Senior Notes.
	5.50%, 01/30/26 (g)	B1	484
598	Endeavor Energy Resources, L.P., Senior Notes.
	5.75%, 01/30/28 (g)	B1	632
1,090	Exterran NRG Solutions, Senior Notes,
	8.125%, 05/01/25	B1	1,082
1,120	Gulfport Energy Corporation, Senior Notes,
	6.375%, 05/15/25	B1	795
1,291	Jagged Peak Energy LLC, Senior Notes,
	5.875%, 05/01/26	B3	1,294
625	Kosmos Energy Ltd., Senior Notes,
	7.125%, 04/04/26 (g)	B2	642
1,765	Magnolia Oil and Gas Operating LLC, Senior Notes,
	6%, 08/01/26 (g)	B3	1,774
1,745	Matador Resources Company, Senior Notes,
	5.875%, 09/15/26	B2	1,745
1,410	NGL Energy Partners L.P., Senior Notes,
	7.50%, 11/01/23	B2	1,436
1,230	NGL Energy Partners L.P., Senior Notes,
	7.50%, 04/15/26 (g)	B2	1,236
560	Noble Holdings International, Ltd., Senior Notes,
	8.95%, 04/01/45	Caa2	286
435	Nustar Logistics, L.P., Senior Notes,
	5.625%, 04/28/27	Ba2	460
500	Nustar Logistics, L.P., Senior Notes,
	6%, 06/01/26	Ba2	539
860	Parsley Energy, LLC, , Senior Notes,
	5.625%, 10/15/27 (g)	B1	886
1,165	PDC Energy, Senior Notes,
	5.75%, 05/15/26	B1	1,145
1,675	Petrobras Global Finance, Senior Notes,
	7.375%, 01/17/27	Ba2	2,020
85	QEP Resrouces, Inc., Senior Notes,
	5.25%, 05/01/23	Ba3	78
45	QEP Resrouces, Inc., Senior Notes,
	5.625%, 03/01/26	Ba3	39
3,020	Seven Generations Energy Ltd., Senior Notes,
	5.375%, 09/30/25 (g)	Ba3	2,982
240	Summit Midstream Holdings, LLC, Senior Notes,
	5.50%, 08/15/22	B1	219
230	Summit Midstream Holdings, LLC, Senior Notes,
	5.75%, 04/15/25	B1	193
200	Summit Midstream Partners, LP, Senior Notes,
	9.50%, (h)	B3	144
795	Tallgrass Energy Partners, L.P., Senior Notes,
	5.50%, 09/15/24 (g)	Ba3	791
295	Targa Resources Partners, L.P., Senior Notes,
	6.50%, 07/15/27 (g)	Ba3	322

435	Targa Resources Partners, L.P., Senior Notes,
	6.875%, 01/15/29 (g)	Ba3	475
785	TransMontaigne Partners, L.P., Senior Notes
	6.125%, 02/15/26	B3	756
445	Transocean, Inc., Senior Notes,
	5.875%, 01/15/24 (g)	B1	449
450	USA Compression Partners, L.P., Senior Notes,
	6.875%, 04/01/26	B3	467
390	USA Compression Partners, L.P., Senior Notes,
	6.875%, 09/01/27 (g)	B3	402
85	Vine Oil & Gas, L.P., Senior Notes,
	8.75%, 04/15/23 (g)	Caa1	39
845	Vine Oil & Gas, L.P., Senior Notes,
	9.75%, 04/15/23 (g)	Caa1	393
390	WPX Energy, Inc., Senior Notes
	5.25%, 10/15/27	B1	392
			37,297
Entertainment & Leisure - 1.54%
1,450	AMC Entertainment Holdings, Senior Subordinated Notes,
	5.75%, 06/15/25	B3	1,376
243	AMC Entertainment Holdings, Senior Subordinated Notes,
	5.875%, 11/15/26	B3	219
215	Cedar Fair, L. P., Senior Notes,
	5.25%, 07/15/29 (g)	B1	230
650	Cedar Fair, L. P., Senior Notes,
	5.375%, 04/15/27	B1	694
365	Pinnacle Bidco, Plc, Senior Notes,
	6.375%, 02/15/25 (g) (GBP)	B2	477
545	Silversea Cruise Finance Ltd., Senior Notes,
	7.25%, 02/01/25 (g)	Baa2	580
			3,576
Financial - 10.71%
695	Acrisure, LLC, Senior Notes,
	7%, 11/15/25 (g)	Caa2	648
620	Acrisure, LLC, Senior Notes,
	8.125%, 02/15/24 (g)	B2	667
390	Acrisure, LLC, Senior Notes,
	10.125%, 08/01/26 (g)	Caa2	407
610	AmWins Group, Inc., Senior Notes,
	7.75%, 07/01/26 (g)	Caa1	650
1,485	Banco Do Brasil S.A. (Cayman),
	9% (h)	B2	1,659
700	Banco Santander S.A., Senior Notes,
	6.75%, (h) (EUR)	Ba1	828
345	Barclays PLC,
	7.875%, (h)(GBP)	Ba3	451
340	Barclays PLC,
	7.875%, (h)(GBP)	Ba3	444
330	Cabot Financial (Luxembourg) S.A., Senior Notes,
	7.50%, 10/01/23 (GBP)	B1	420
300	Cabot Financial (Luxembourg) S.A., Senior Notes,
	7.50%, 10/01/23 (g)(GBP)	B1	382
325	CIT Group, Inc., Senior Notes,
	5.25%, 03/07/25	Ba1	354
295	CIT Group, Inc., Subordinate Notes,
	6.125%, 03/09/28	Ba1	346
390	Credit Agricole SA,
	6.50%, (h)(EUR)	(e)	459
765	Credit Suisse Group AG,
	7.125%, (h)	Ba2	811

885	Credit Suisse Group AG,
	7.50%, (g)(h)	(e)	982
780	DAE Funding, LLC, Senior Notes,
	5.25%, 11/15/21 (g)	Ba2	810
750	DNB Bank ASA, Senior Notes,
	6.50%, (h)	Baa3	785
585	GTCR AP Finance, Inc., Senior Notes,
	8%, 05/15/27 (g)	Caa2	601
770	Hub Holdings LLC, Senior Notes,
	7%, 05/01/26 (g)	Caa2	790
1,225	Icahn Enterprises, L.P., Senior Notes,
	6.25%, 05/15/26 (g)	Ba3	1,285
980	Itau Unibankco Holding S.A., Senior Notes,
	6.125%, (g)(h)	B2	991
325	Ladder Capital Finance Holdings LLLP, Senior Notes,
	5.875%, 08/01/21 (g)	Ba3	329
2,035	LPL Holdings, Inc., Senior Notes,
	5.75%, 09/15/25 (g)	B1	2,114
1,115	Navient Corporation, Senior Notes,
	6.125%, 03/25/24	Ba3	1,157
130	Navient Corporation, Senior Notes,
	6.75%, 06/25/25	Ba3	134
215	Navient Corporation, Senior Notes,
	6.75%, 06/15/26	Ba3	220
715	Navient Corporation, Senior Notes,
	7.25%, 09/25/23	Ba3	778
555	NFP Corporation, Senior Notes,
	6.875%, 07/15/25 (g)	Caa2	549
740	Royal Bank of Scotland Group, plc, Junior Subordinated Notes,
	8.625% (h)	Ba2	792
755	Springleaf Finance Corporation, Senior Notes,
	6.125%, 03/15/24	Ba3	814
390	Springleaf Finance Corporation, Senior Notes,
	6.625%, 01/15/28	Ba3	419
810	Springleaf Finance Corporation, Senior Notes,
	6.875%, 03/15/25	Ba3	893
300	Springleaf Finance Corporation, Senior Notes,
	7.125%, 03/15/26	Ba3	332
450	Standard Chartered PLC,
	7.50%, (g)(h)	Ba1	475
1,050	UBS Group AG, Senior Notes,
	7.125%, (h)	Ba1	1,103
			24,879
Food/Tobacco - 3.57%
1,425	B&G Foods, Inc., Senior Notes,
	5.25%, 04/01/25	B2	1,457
610	B&G Foods, Inc., Senior Notes,
	5.25%, 09/15/27	B2	623
1,405	Chobani LLC., Senior Notes,
	7.50%, 04/15/25 (g)	Caa2	1,345
770	Cosan Luxembourg S.A., Senior Notes,
	7%, 01/20/27 (g)	Ba2	840
245	Darling Ingredients, Inc., Senior Notes,
	5.25%, 04/15/27 (g)	Ba3	257
520	FAGE International S.A., Senior Notes,
	5.625%, 08/15/26 (g)	B1	464
1,330	Minerva Luxembourg S.A., Senior Notes,
	6.50%, 09/20/26 (g)	(e)	1,381
485	Post Holdings, Inc., Senior Notes,
	5.625%, 01/15/28 (g)	B2	514
330	Post Holdings, Inc., Senior Notes,
	5.75%, 03/01/27 (g)	B2	349
335	Post Holdings, Inc., Senior Notes,
	8%, 07/15/25 (g)	B2	358

700	Sigma Holdco., B.V., Senior Notes,
	7.875%, 05/15/26 (g)	B3	699
			8,287
Gaming - 5.19%
580	Boyd Gaming Corporation, Senior Notes,
	6%, 08/15/26	B3	612
460	Caesar’s Resorts, Senior Notes,
	5.25%, 10/15/25 (g)	B3	469
275	Cirsa Finance International, S.A.R.L., Senior Notes,
	6.25%, 12/20/23 (g)(EUR)	B2	318
1,152	Cirsa Finance International, S.A.R.L., Senior Notes,
	7.875%, 12/20/23 (g)	B2	1,224
593	Eldorado Resorts, Inc., Senior Notes,
	6%, 09/15/26	B2	649
1,165	International Game Technology Plc, Senior Notes,
	6.25%, 01/15/27 (g)	Ba2	1,293
315	MGM China Holdings, Limited, Senior Notes,
	5.375%, 05/15/24 (g)	Ba3	326
315	MGM China Holdings, Limited, Senior Notes,
	5.875%, 05/15/26 (g)	Ba3	329
435	MGM Growth Prop. Operating Partnership L.P., Senior Notes,
	5.75%, 02/01/27 (g)	B1	486
605	MGM Resorts International, Senior Notes,
	6%, 03/15/23	Ba3	665
1,240	Scientific Games International Inc., Senior Notes,
	8.25%, 03/15/26 (g)	Caa1	1,318
657	Scientific Games International Inc., Senior Notes,
	10%, 12/01/22	Caa1	682
1,235	Stars Group Holdings B.V., Senior Notes,
	7%, 07/15/26 (g)	Caa1	1,308
322	VICI Properties, Senior Notes,
	8%, 10/15/23	B1	352
1,390	Wynn Las Vegas, LLC, Senior Notes,
	5.25%, 05/15/27 (g)	B1	1,428
585	Wynn Macau Ltd., Senior Notes,
	5.50%, 10/01/27 (g)	B1	591
			12,050
Healthcare - 9.40%
770	Avantor Inc., Senior Notes,
	6%, 10/01/24 (g)	Ba2	823
4,505	Avantor Inc., Senior Notes,
	9%, 10/01/25 (g)	B3	5,057
1,495	Bausch Health Companies, Inc., Senior Notes,
	7%, 03/15/24 (g)	Ba2	1,572
760	Bausch Health Companies, Inc., Senior Notes,
	7.25%, 05/30/29 (g)	B3	828
1,920	Bausch Health Companies, Inc., Senior Notes,
	8.50%, 01/31/27 (g)	B3	2,153
1,060	Bausch Health Companies, Inc., Senior Notes,
	9%, 12/15/25 (g)	B3	1,190
1,600	Bausch Health Companies, Inc., Senior Notes,
	9.25%, 04/01/26 (g)	B3	1,816
155	Catalent Pharma Solutions, Inc., Senior Notes,
	5%, 07/15/27 (g)	B3	161
655	Change Healthcare Holdings LLC, Senior Notes,
	5.75%, 03/01/25 (g)	Caa1	665
850	DaVita Healthcare Partners, Inc., Senior Notes,
	5%, 05/01/25	Ba3	846

850	DaVita Healthcare Partners, Inc., Senior Notes,
	5.125%, 07/15/24	Ba3	864
230	Eagle Holding Company II, LLC, Senior Notes,
	7.625%, 05/15/22 (g)	Caa1	232
1,075	Eagle Holding Company II, LLC, Senior Notes,
	7.75%, 05/15/22 (g)	Caa1	1,083
230	HCA, Incorporated, Senior Notes,
	5.625%, 09/01/28	Ba2	256
575	HCA, Incorporated, Senior Notes,
	5.875%, 02/15/26	Ba2	643
450	HCA, Incorporated, Senior Notes,
	5.875%, 02/01/29	Ba2	504
450	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 03/01/24	Ba1	471
25	NVA Holdings, Inc, Senior Notes,
	6.875%, 04/01/26 (g)	Caa2	26
210	Regional Care Hospital Partners Holdings, Inc., Senior Notes,
	8.25%, 05/01/23 (g)	B1	224
1,030	Regional Care Hospital Partners Holdings, Inc., Senior Notes,
	9.75%, 12/01/26 (g)	Caa1	1,102
165	Select Medical Corporation, Senior Notes,
	6.25%, 08/15/26 (g)	B3	172
1,050	Tenet Healthcare Corporation, Senior Notes,
	8.125%, 04/01/22	Caa1	1,137
			21,825
Information Technology - 4.76%
60	EIG Investors Corporation, Senior Notes,
	10.875%, 02/01/24	Caa1	62
250	Grubhub Holdings, Inc., Senior Notes,
	5.50%, 07/01/27 (g)	Ba3	255
630	Qorvo, Inc., Senior Notes,
	5.50%, 07/15/26	Ba1	665
1,200	Refinitiv US Holdings, Inc., Senior Notes,
	6.25%, 05/15/26 (g)	B2	1,289
310	Refinitiv US Holdings, Inc., Senior Notes,
	6.875%, 11/15/26 (g) (EUR)	Caa2	378
2,190	Refinitiv US Holdings, Inc., Senior Notes,
	8.25%, 11/15/26 (g)	Caa2	2,414
2,945	Solera, LLC, Senior Notes,
	10.50%, 03/01/24 (g)	Caa1	3,107
1,420	SS&C Technologies, Inc., Senior Notes,
	5.50%, 09/30/27 (g)	B2	1,480
620	Uber Technologies, Inc., Senior Notes,
	7.50%, 09/15/27 (g)	B3	614
780	Uber Technologies, Inc., Senior Notes,
	7.50%, 11/01/23 (g)	B3	785
			11,049
Lodging - .57%
825	Marriott Ownership Resorts, Inc., Senior Notes,
	6.50%, 09/15/26	Ba3	887
415	Ryman Hospitality Group, Senior Notes,
	4.75%, 10/15/27 (g)	B1	425
			1,312
Manufacturing - 1.36%
1,509	Apex Tool Group, LLC, Senior Notes,
	9%, 02/15/23 (g)	Caa1	1,339

260	Colfax Corporation, Senior Notes,
	6%, 02/15/24 (g)	Ba2	275
170	Colfax Corporation, Senior Notes,
	6.375%, 02/15/26 (g)	Ba2	183
83	Park-Ohio Industries, Inc., Senior Notes,
	6.625%, 04/15/27	B3	79
1,055	Sensata Technologies UK Financing Company plc, Senior
	Notes, 6.25%, 02/15/26 (g)	Ba3	1,125
150	Welbilt, Inc., Senior Notes,
	9.50%, 02/15/24	Caa1	161
			3,162
Metals & Mining - 5.75%
200	Alcoa Nederland Holding B.V., Senior Notes,
	6.75%, 09/30/24 (g)	Ba1	211
600	Alcoa Nederland Holding B.V., Senior Notes,
	7%, 09/30/26 (g)	Ba1	651
695	Aleris International, Inc., Senior Notes,
	10.75%, 07/15/23 (g)	Caa2	732
1,420	Big River Steel, LLC, Senior Notes,
	7.25%, 09/01/25 (g)	B3	1,500
1,000	Constellium N.V., Senior Notes,
	5.75%, 05/15/24 (g)	B2	1,029
1,795	Constellium N.V., Senior Notes,
	6.625%, 03/01/25 (g)	B2	1,871
610	FMG Resources Pty. Ltd., Senior Notes,
	5.125%, 05/15/24 (g)	Ba1	634
505	FMG Resources Pty. Ltd., Senior Notes,
	5.125%, 03/15/23 (g)	Ba1	520
310	Freeport McMoran, Inc., Senior Notes,
	5%, 09/01/27	Ba1	309
320	Freeport McMoran, Inc., Senior Notes,
	5.25%, 09/01/29	Ba1	320
845	Freeport McMoran, Inc., Senior Notes,
	5.40%, 11/14/34	Ba1	809
210	Hecla Mining Company, Senior Notes,
	6.875%, 05/01/21	Caa2	207
595	HudBay Minerals, Inc., Senior Notes,
	7.25%, 01/15/23 (g)	B3	616
185	HudBay Minerals, Inc., Senior Notes,
	7.625%, 01/15/25 (g)	B3	188
785	New Gold Inc., Senior Notes,
	6.375%, 05/15/25 (g)	Caa1	735
630	Novelis Corporation, Senior Notes,
	6.25%, 08/15/24 (g)	B2	661
880	Ryerson Inc., Senior Secured Notes,
	11%, 05/15/22 (g)	Caa1	928
320	Steel Dynamics, Inc., Senior Notes,
	5%, 12/15/26	Ba1	335
165	Steel Dynamics, Inc., Senior Notes,
	5.50%, 10/01/24	Ba1	170
870	Zekelman Industries, Senior Notes,
	9.875%, 06/15/23 (g)	B3	916
			13,342
Other Telecommunications - 1.99%
435	GTT Communications, Inc., Senior Notes,
	7.875%, 12/31/24 (g)	Caa1	244
650	Level 3 Financing, Inc., Senior Notes,
	4.625%, 09/15/27 (g)	Ba3	657

225	Level 3 Financing, Inc., Senior Notes,
	5.25%, 03/15/26	Ba3	234
275	Level 3 Financing, Inc., Senior Notes,
	5.375%, 05/01/25	Ba3	284
1,575	Zayo Group, LLC, Global Notes,
	5.75%, 01/15/27 (g)	B3	1,608
1,555	Zayo Group, LLC, Global Notes,
	6.375%, 05/15/25	B3	1,600
			4,627
Publishing - .16%
435	Harland Clarke Holdings Corporation, Senior Notes,
	8.375%, 08/15/22 (g)	B2	362

Restaurants - .74%
170	YUM Brands, Inc., Senior Notes,
	4.75%, 01/15/30 (g)	B1	175
723	YUM Brands, Inc., Senior Notes,
	5.35%, 11/01/43	B1	686
760	YUM Brands, Inc., Senior Notes,
	6.875%, 11/15/37	B1	846
			1,707
Retail - .12%
255	William Carter Company, Senior Notes,
	5.625%, 03/15/27 (g)	Ba2	273

Satellites - 5.18%
815	Connect Finco Sarl, Senior Notes,
	6.75%, 10/01/26 (g)	B1	830
480	Gogo Intermediate Financing, Senior Notes,
	9.875%, 05/01/24 (g)	B3	514
1,750	Hughes Satellite Systems, Inc., Senior Notes,
	6.625%, 08/01/26	B2	1,899
1,595	Intelsat Jackson Holdings Ltd., Senior Notes,
	8.50%, 10/15/24 (g)	Caa2	1,607
2,960	Intelsat Jackson Holdings Ltd., Senior Notes,
	9.50%, 09/30/22 (g)	B1	3,441
1,205	Intelsat Jackson Holdings Ltd., Senior Notes,
	9.75%, 07/15/25 (g)	Caa2	1,259
1,260	Iridium Communications, Inc., Senior Notes,
	10.25%, 04/15/23 (g)	Caa1	1,361
640	Telesat Canada, Senior Notes,
	6.50%, 10/15/27 (g)	B3	649
450	Viasat, Inc., Senior Notes,
	5.625%, 04/15/27 (g)	B1	474
			12,034
Services - 6.16%
420	ADT Security Corporation, Senior Notes,
	4.875%, 07/15/32 (g)	Ba3	368
540	Allied Universal Holdco, LLC, Senior Secured Notes,
	6.625%, 07/15/26 (g)	B3	569
730	Ascend Learning, LLC, Senior Notes,
	6.875%, 08/01/25 (g)	Caa2	759
867	Avis Budget Car Rental, LLC, Senior Notes,
	6.375%, 04/01/24 (g)	B1	906
590	CDW LLC, Senior Notes,
	4.25%, 04/01/28	Ba2	600

640	EG Global Finance plc, Senior Notes,
	6.75%, 02/07/25 (g)	B2	624
790	Fair Isaac Corporation, Senior Notes,
	5.25%, 05/15/26 (g)	Ba2	847
95	GFL Enironmental, Inc., Senior Notes,
	7%, 06/01/26 (g)	Caa2	100
930	GFL Enironmental, Inc., Senior Notes,
	8.50%, 05/01/27 (g)	Caa2	1,031
565	Harsco Corporation, Senior Notes,
	5.75%, 07/31/27 (g)	Ba2	586
800	HD Supply, Senior Notes,
	5.375%, 10/15/26 (g)	Ba2	847
1,440	H&E Equipment Services, Senior Notes,
	5.625%, 09/01/25	B2	1,480
840	Hertz Corporation, Senior Notes,
	5.50%, 10/15/24 (g)	B3	842
315	Hertz Corporation, Senior Notes,
	7.125%, 08/01/26 (g)	B3	329
1,470	Laureate Education, Inc., Senior Notes,
	8.25%, 05/01/25 (g)	B3	1,599
515	Performance Food Group, Inc., Senior Notes,
	5.50%, 10/15/27 (g)	B1	542
660	Prime Security Services Borrower, LLC, Senior Notes,
	5.25%, 04/15/24 (g)	Ba3	677
280	Prime Security Services Borrower, LLC, Senior Notes,
	5.75%, 04/15/26 (g)	Ba3	291
709	Prime Security Services Borrower, LLC, Senior Notes,
	9.25%, 05/15/23 (g)	B3	744
520	United Rentals (North America), Inc., Senior Notes,
	6.50%, 12/15/26	Ba3	565
			14,306
Supermarkets - 1.69%
545	Albertsons Companies, LLC, Senior Notes,
	5.875%, 02/15/28 (g)	B3	576
1,007	Albertsons Companies, LLC, Senior Notes,
	6.625%, 06/15/24	B3	1,056
370	Albertsons Companies, LLC, Senior Notes,
	7.45%, 08/01/29	(e)	372
895	Albertsons Companies, LLC, Senior Notes,
	7.50%, 03/15/26 (g)	B3	1001
220	Albertsons Companies, LLC, Senior Notes,
	8%, 05/01/31	(e)	222
680	Iceland Bondco, Plc, Senior Notes,
	4.625%, 03/15/25 (GBP)	B2	699
			3,926
Utilities - 7.59%
535	AES Corporation, Senior Notes,
	5.125%, 09/01/27	Ba1	568
1,200	AES Corporation, Senior Notes,
	6%, 05/15/26	Ba1	1,274
380	Calpine Corporation, Senior Notes,
	5.875%, 01/15/24 (g)	Ba2	388
1,378	Clearway Energy Operating LLC, Senior Notes,
	5.75%, 10/15/25 (g)	Ba2	1,454
378	DPL Inc., Senior Notes,
	7.25%, 10/15/21	Ba1	405
523	Edison International, Senior Notes,
	2.40%, 09/15/22	Baa3	517
635	Eskom Holdings SOC Limited, Senior Notes,
	6.75%, 08/06/23	B3	653

1,695	General Electric Company, Senior Notes,
	5% (h)	Baa3	1,608
815	NextEra Energy Operating Partners, L.P., Senior Notes,
	4.25%, 09/15/24 (g)	Ba1	843
570	NextEra Energy Operating Partners, L.P., Senior Notes,
	4.25%, 07/15/24 (g)	Ba1	589
670	NextEra Energy Operating Partners, L.P., Senior Notes,
	4.50%, 09/15/27 (g)	Ba1	687
620	NiSource, Incorporated, Senior Notes,
	5.65%, (h)	Ba1	625
340	NRG Energy, Inc., Senior Notes,
	5.25%, 06/15/29 (g)	Ba3	366
540	NRG Energy, Inc., Senior Notes,
	6.625%, 01/15/27	Ba3	585
2,795	NRG Energy, Inc., Senior Notes,
	7.25%, 05/15/26	Ba3	3,067
190	Terraform Power Operating, Senior Notes,
	4.25%, 01/31/23 (g)	B1	194
1,795	TerraForm Global Operating, LLC, Senior Notes
	6.125%, 03/01/26 (g)	Ba3	1,844
145	Vistra Energy Corporation,Senior Notes,
	8%, 01/15/25 (g)	Ba3	152
530	Vistra Energy Corporation,Senior Notes,
	8.125%, 01/30/26 (g)	Ba3	568
390	Vistra Operations Company, LLC, Senior Notes,
	5%, 07/31/27 (g)	Ba3	401
800	Vistra Operations Company, LLC, Senior Notes,
	5.50%, 09/01/26 (g)	Ba3	837
			17,625
Wireless Communications - 3.80%
770	MTN (Mauritius) Investments, Ltd., Senior Notes,
	6.50%, 10/13/26	Ba1	837
590	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	B3	726
1,590	Sprint Communications, Inc., Senior Notes,
	11.50%, 11/15/21	B3	1,844
3,395	Sprint Corporation, Senior Notes,
	7.125%, 06/15/24	B3	3,658
1,455	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/26	Ba2	1,562
180	VB-S1 Issuer LLC, Senior Notes,
	6.901%, 06/15/46 (g)	(e)	185
			8,812
	Total Corporate Debt Securities (Total cost of $274,771)		279,710

UNITED STATES TREASURY OBLIGATIONS - .69% (d)(f)
1,570	U.S. Treasury Notes, 2.125%, 03/31/24	Aaa	1,608

	Total United States Treasury Obligations (Total cost of $1,567)		1,608

CONVERTIBLE DEBT SECURITIES - .59% (d)(f)
Automotive - .55%
1,298	Tesla Energy Operations, Senior Notes,
	1.625%, 11/01/19	(e)	1,280

Energy - .04%
115	Cheniere Energy, Inc., Senior Notes,
	4.25%, 03/15/45	(e)	89

	Total Convertible Debt Securities (Total cost of $1,315)		1,369

BANK DEBT SECURITIES - 11.68% (d)(f)
Aerospace & Defense - .40%
325	Dynasty Acquisition Co., Inc., 6.104%, 04/06/26	B2	327
605	Dynasty Acquisition Co., Inc., 6.104%, 04/06/26	B2	607
			934
Automotive - .28%
355	Panther BF Aggregator 2 LP, 5.544%, 04/30/26	(e)	351
322	Truck Hero, Inc., 5.794%, 04/21/24	B2	299
			650
Broadcasting - .37%
570	iHeart Communications, Inc., 8.443%, 01/30/20 (a)(b)(i)	(e)	416
441	iHeart Communications, Inc., 6.10%, 05/01/26	B1	444
			860
Building Products - .22%
515	SRS Distribution, Inc., 5.294%, 05/23/25	B3	501

Consumer Products - .12%
267	ABG Intermediate Holdings 2, LLC, 5.544%, 09/26/24	B1	266

Container - .33%
790	BWAY Holding Company, Inc., 5.590%, 04/03/24	B2	773

Energy - .80%
360	Brazos Delaware II, LLC, 6.046%, 05/21/25	B2	332
977	Felix Energy LLC, 8.685%, 08/09/22,
	Acquisition Date 08/09/17, Cost $967 (i)(j)	(e)	967
582	Tallgrass Holdco, 6.854%, 03/11/26	B1	567
			1,866
Financial - .38%
596	Edelman Financial Center LLC, 5.307%, 07/21/25	B1	596
296	Hub International Limited, 5.267%, 04/25/25	B2	293
			889
Gaming - .21%
482	Scientific Games International, Inc., 4.896%, 08/14/24	Ba3	478

Healthcare - 1.28%
156	Medplast Holdings, Inc., 5.863%, 07/02/25	B1	145
625	Regional Care Hospital Partners, 6.554%, 11/17/25	B1	625
960	Sunshine Luxembourg VII, 6.55%, 07/16/26	(e)	964
796	Wink Holdco, Inc., 5.044%, 12/02/24	B2	781
470	Wink Holdco, Inc., 8.80%, 11/03/25	Caa1	464
			2,979

Informational Technologies - 1.12%
791	Cypress Intermediate Holdings III, Inc., 4.80% 04/26/24	B2	787
1,184	Financial & Risk US Holdings, Inc., 5.794%, 10/01/25	B2	1,190
633	Infor (US) Inc., 4.854%, 02/01/22	B1	633
			2,610
Manufacturing - .13%
304	Filtration Group Corporation, 5.044%, 03/29/25	B2	305

Metals and Mining - .60%
1,284	Aleris International, Inc., 6.794%, 02/27/23	B3	1,284
104	Big River Steel, LLC, 7.104%, 08/23/23	B3	103
			1,387
Other Telecommunications - .33%
786	Stonepeak Claremont Merger, 5.044%, 03/20/24	B2	763

Services - 2.28%
1,563	Kronos, Inc., 5.253%, 11/01/23	B2	1,566
1,650	Kronos, Inc., 10.503%, 11/01/24	Caa2	1,673
320	Renaissance Holding Corp., 9.044%, 05/29/26	Caa2	307
625	Travelport Finance (Luxembourg) S.a.r.l., 7.104%, 05/29/26	(e)	563
1,177	Ultimate Software Group, Inc., 5.794%, 05/04/26	B2	1,183
			5,292
Utilities - .71%
630	Brookfield Wec Holdings, Inc., 5.544%, 08/01/25	B2	632
758	PG&E Corp., 4.32%, 12/31/20	(e)	761
252	PG&E Corp., Delayed Draw, 1.125%, 12/31/20	(e)	254
			1,647
Wireless Communications - 2.12%
4,840	Asurion LLC, 8.544%, 08/04/25	B3	4,915

	Total Bank Debt Securities (Total cost of $26,024)		27,115

Shares
PREFERRED STOCK - 3.06% (d)(f)
Energy - 1.04%
2,250	Targa Resources Corp., Series A, Convertible, 9.50%,
	Acquisition Date 10/26/17, Cost $2,520(j)	(e)	2,419
Healthcare - .52%
22,270	Avantor, Inc., Series A, Convertible, 6.25%,
		(e)	1,196
Manufacturing - .39%
790	Danaher Corporation, Convertible, 4.75%	(e)	901

Utilities - 1.11%
11,400	American Electric Power, Convertible, 6.125%,	(e)	628
13,100	NextEra Energy, Inc., Equity Units, 4.872%	(e)	657

4,914	Sempra Energy, Convertible, 6%	(e)	581
13,358	Southern Company, Equity Units, 6.75%	(e)	715
			2,581
	Total Preferred Stock (Total cost of $6,803)		7,097

COMMON STOCK - .48% (d)(f)
53,919	Clear Channel Outdoor Holdings, Inc. (c)		136
13,500	Frontera Energy Corporation		131
10,567	Frontera Energy Corporation (CAD)		102
7,693	iHeart Communications, Inc.,(c)		115
2,672	NextEra Energy, Inc.,		623
			1,107
	Total Common Stock (Total cost of $1,758)		1,107

WARRANTS - .09% (d)(f)
14,928	iHeart Communications, Inc., warrants, (c)		216

	Total Warrants (Total cost of $264)		216

Principal
Amount/Units
SHORT-TERM INVESTMENTS - 1.58% (d)(f)
$3,681	Total Fina Elf Capital,
	Commercial Paper Due 10/01/19,
	Discount of 1.80% (g)	P-1	3,681

	Total Short-Term Investments (Total cost of $3,681)		3,681

	TOTAL INVESTMENTS - 138.64% (d) (Total cost of $316,183)		321,903
	CASH AND OTHER ASSETS LESS LIABILITIES - (38.64)% (d)		(89,718)

	NET ASSETS - 100.00%		$232,185

(a)    Denotes income is not being accrued.

(b)    Denotes issuer is in bankruptcy proceedings.

(c)     Non-income producing.

(d)    Percentages indicated are based on total net assets to common shareholders of $232,185.

(e)     Not rated.

(f)      All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)     Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted,

144A Securities are deemed to be liquid.  See Note 1 of the Note to Schedule of Investments for valuation policy.  Total market value of Rule 144A securities amounted to $194,992 as of September  30, 2019.

(h)    Perpetual security with no stated maturity date.

(i)        Level 3 in fair value hierarchy. See Note 1.

(j)       Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $3,386 or 1.46% of total net assets as of September 30, 2019.

(k)    Pay-In-Kind

(CAD) Canadian Dollar

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of September 30, 2019 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)

State Street Bank	10/25/19	CAD	8	$6	$6	$—

HSBC Bank	10/25/19	CAD	15	11	11	—

Citibank	10/25/19	CAD	(106)	81	80	1

Royal Bank of Canada	10/25/19	CAD	(106)	82	80	2

JP Morgan	10/25/19	CAD	(5)	4	4	—

HSBC Bank	10/25/19	CAD	(10)	8	8	—

Citibank	10/25/19	GBP	2,422	2,981	2,984	(3)

UBS	10/25/19	GBP	(2,422)	3,024	2,981	43

Citibank	1/31/20	GBP	(2,422)	2,995	2,992	3

State Street Bank	11/22/19	EUR	(771)	862	844	18

State Street Bank	11/22/19	EUR	(771)	862	844	18

State Street Bank	11/22/19	EUR	(794)	887	868	19

Net unrealized gain on open forward currency exchange contracts						$101

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2019 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2019 (Unaudited)

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2019 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$306,811	1,383	$308,194
United States
Treasury Obligations	—	1,608	—	1,608
Preferred Stock
Energy	—	2,419	—	2,419
Healthcare	1,196	—	—	1,196
Manufacturing	901	—	—	901
Utilities	2,581	—	—	2,581
Common Stock
Broadcasting	251	—	—	251
Energy	233	—	—	233
Utilities	623	—	—	623
Warrants
Broadcasting	—	216	—	216
Short-Term Investments	—	3,681	—	3,681
Total Investments	$5,785	$314,735	$1,383	$321,903

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
September 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$101	$—	$101

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund owned two Level 3 securities at September 30, 2019. They are identified on the Schedule of Investments with a footnote (i) and have a value of $1,383,000. The value was determined by the Valuation Committee of the Fund’s investment advisor, T. Rowe Price, under procedures approved by the Board of Directors. The techniques used to arrive at this valuation take into account the occurrence of company specific or industry events, liquidity, broker coverage and other market factors.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Value (000’s)
Balance, December 31, 2018	$898
Net purchases/(sales)	415
Realized gain	61
Change in unrealized appreciation (depreciation)	9
Balance, September 30, 2019	$1,383

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the nine months ended September 30, 2019, the Fund recognized no transfers between Levels 1 and 2.

Item 2.

(a)   The registrant’s President and Treasurer has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on her evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	November 12, 2019

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 12, 2019